Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2024
Other Non Current Assets [Abstract]
Summary of Other Non-Current Assets

	As at March 31
Particulars	2023	2024
Prepaid expenses	53	85
Total	53	85